Note 5 - Prepaids and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information of prepayments and other assets [text block]
	2018	2017	2016

Sales tax recoverable and other current assets	$85,658	$119,482	$147,119
Research and development credit	1,905,593	1,287,539	-
Security deposits on leased properties	233,983	228,170	272,026
Prepaid expenses	711,385	322,536	339,772
	$2,936,619	$1,957,727	$758,917